Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Other Current Liabilities
Other Current Liabilities

10. Other Current Liabilities

Other current liabilities consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Payables related to property and equipment	1,874,562	1,908,520
Deposits from network partners (1)	1,479,027	1,550,463
Salary and welfare payable	1,179,917	1,231,320
Payables to individual couriers (2)	779,481	1,000,069
Accrued expenses	345,468	364,746
Others	1,066,288	1,181,598
Total	6,724,743	7,236,716
(1)	Deposits from network partners represent the waybill deposits collected from the pickup outlets operated by network partners. The deposits will be refunded when the parcels are delivered to the recipients.
(2)	Payables to individual couriers represent the amount to be paid by the Company to individual couriers on behalf of its network partners for their last mile dispatch.